UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A FORM 13F FILED ON MAY 16, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RoundKeep Capital Advisors LLC

Address:   300 North LaSalle, Suite 5550
           Chicago, Illinois 60654


Form 13F File Number: 028-14214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Adamski
Title:  General Counsel
Phone:  312.422.8900

Signature,  Place,  and  Date  of  Signing:

/s/ Michael D. Adamski             Chicago, Illinois                  8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $      231,213
                                         --------------
                                         (In Thousands)


CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
99 CENTS ONLY STORES         COM            65440K106    12504   637938 SH       SOLE                 637938      0    0
EMERGENCY MEDICAL SVCS CORP  CL A           29100P102    54228   852771 SH       SOLE                 852771      0    0
EXCO RESOURCES INC           COM            269279402    50768  2457300 SH       SOLE                2457300      0    0
NYSE EURONEXT                COM            629491101    32816   933066 SH       SOLE                 933066      0    0
OPTIONSXPRESS HLDGS INC      COM            684010101    11512   630000 SH       SOLE                 630000      0    0
SMURFIT-STONE CONTAINER CORP COM            83272A104    39639  1025579 SH       SOLE                1025579      0    0
SRA INTL INC                 CL A           78464R105     6548   230900 SH       SOLE                 230900      0    0
VERIGY LTD                   SHS            Y93691106    23198  1646451 SH       SOLE                1646451      0    0